UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22491

Legg Mason BW Global Income Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

FORM N-Q

JULY 31, 2016

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 68.4%
Argentina - 3.4%
Republic of Argentina, Senior Notes	6.875%	4/22/21	5,450,000		$5,877,825	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	5,040,000		5,486,040	(a)

Total Argentina					11,363,865

Australia - 0.3%
Australia Government Bond, Senior Bonds	3.750%	4/21/37	925,000	AUD	856,252	(b)

Brazil - 17.1%
Federative Republic of Brazil, Notes	10.000%	1/1/21	55,485,000	BRL	16,101,585	(c)
Federative Republic of Brazil, Notes	10.000%	1/1/23	88,000,000	BRL	25,049,820	(c)
Federative Republic of Brazil, Notes	10.000%	1/1/27	2,985,000	BRL	827,175
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	2,175,000		1,998,825
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	43,100,000	BRL	13,116,535	(c)

Total Brazil					57,093,940

Colombia - 6.8%
Republic of Colombia, Senior Bonds	5.000%	6/15/45	21,855,000		22,565,288	(c)

Indonesia - 18.9%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	65,100,000,000	IDR	5,407,398
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	60,000,000,000	IDR	5,077,681
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	410,400,000,000	IDR	35,984,609
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	69,800,000,000	IDR	5,845,753
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	1,945,000		2,519,298	(b)
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	96,900,000,000	IDR	8,090,641

Total Indonesia					62,925,380

Mexico - 18.0%
United Mexican States, Senior Bonds	8.000%	12/7/23	26,580,000	MXN	1,605,321
United Mexican States, Senior Bonds	8.500%	11/18/38	405,979,500	MXN	27,013,703	(c)
United Mexican States, Senior Bonds	7.750%	11/13/42	500,100,000	MXN	31,264,278	(c)

Total Mexico					59,883,302

Poland - 3.9%
Republic of Poland, Bonds	4.000%	10/25/23	4,670,000	PLN	1,309,539	(c)
Republic of Poland, Bonds	3.250%	7/25/25	43,980,000	PLN	11,688,608	(c)

Total Poland					12,998,147

TOTAL SOVEREIGN BONDS (Cost - $274,935,255)					227,686,174

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9%
Chase Mortgage Finance Corp., 2007-A1 1A4	2.931%	2/25/37	1,425,210		1,392,143	(d)
Chase Mortgage Finance Corp., 2007-A1 2A2	3.098%	2/25/37	2,242,860		2,223,305	(d)
Chase Mortgage Finance Corp., 2007-A2 2A4	2.801%	7/25/37	1,231,819		1,193,944	(d)
Citigroup Commercial Mortgage Trust, 2007-C6 AJFX	5.712%	7/10/17	2,500,000		1,913,672	(d)
FREMF Mortgage Trust, 2012-K22 B	3.686%	8/25/45	7,555,000		7,990,460	(d)
FREMF Mortgage Trust, 2012-K706 C	4.028%	11/25/44	1,835,000		1,889,723	(d)
FREMF Mortgage Trust, 2015-K720 B	3.389%	7/25/22	1,475,000		1,440,411	(d)
FREMF Mortgage Trust, 2016-K54 B	4.051%	2/25/26	5,750,000		5,910,614	(d)
GCCFC Commercial Mortgage Trust, 2007-GG9 AJ	5.505%	3/10/39	1,000,000		913,949	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AM	6.007%	2/15/51	1,760,000		1,817,566	(d)
LSTAR Securities Investment Trust, 2015-7 A	2.467%	7/1/20	1,774,320		1,752,140	(d)
Magellan Mortgages PLC, 2004 A	0.031%	7/20/59	2,720,358	EUR	2,543,567	(b)(d)
RMAC Securities PLC, 2006-NS1X B1C	0.618%	6/12/44	285,273	EUR	244,117	(b)(d)
RMAC Securities PLC, 2006-NS4X B1C	0.588%	6/12/44	1,557,214	EUR	1,290,017	(b)(d)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.057%	2/17/50	1,439,082	EUR	1,584,966	(b)(d)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured Agency Credit Risk Debt Notes, 2015-DN1 M3	4.638%	1/25/25	9,000,000		$9,511,095	(d)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 M3	4.288%	3/25/25	1,000,000		1,050,039	(d)
TDA CAM Fondo de Titulizacion de Activos, 2004 B	0.001%	6/26/39	3,000,000	EUR	2,330,793	(b)(d)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.093%	6/22/40	1,259,622	EUR	1,326,198	(b)(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AJ	6.058%	6/15/45	400,000		363,057	(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	790,339		788,165	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $50,690,824)					49,469,941

CORPORATE BONDS & NOTES - 51.1%
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.3%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	1,000,000		1,013,750	(c)

Diversified Consumer Services - 0.2%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	870,000		872,175

Hotels, Restaurants & Leisure - 0.4%
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	1,200,000		1,272,000	(a)

Media - 1.9%
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	1,030,000		1,030,000	(c)
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	1,130,000		1,078,461	(c)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	820,000		774,900	(c)
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	200,000		195,750	(a)(c)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	400,000		385,250	(a)(c)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	1,100,000		1,172,875	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	1,174,500	GBP	1,622,396	(a)(c)

Total Media					6,259,632

TOTAL CONSUMER DISCRETIONARY					9,417,557

CONSUMER STAPLES - 2.1%
Beverages - 0.3%
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,000,000		1,065,000

Food Products - 1.4%
Agrokor DD, Senior Notes	8.875%	2/1/20	730,000		777,830	(a)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	540,000	GBP	703,943	(a)(c)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	1,385,000		1,434,167	(a)(c)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	740,000		762,200	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	815,000		843,525	(b)

Total Food Products					4,521,665

Tobacco - 0.4%
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	1,415,000		1,487,519	(c)

TOTAL CONSUMER STAPLES					7,074,184

ENERGY - 9.0%
Energy Equipment & Services - 0.2%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	940,000		771,954

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	6,117,000		$6,853,848
California Resources Corp., Secured Notes	8.000%	12/15/22	1,105,000		712,946	(a)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	450,000		392,062	(a)
ConocoPhillips, Notes	6.500%	2/1/39	3,675,000		4,607,175	(c)
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,760,000		1,722,461	(c)
Hess Corp., Notes	8.125%	2/15/19	1,795,000		2,029,458	(c)
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	1,170,000		1,205,003
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	500,000		500,300
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	430,000		409,037
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	1,465,000		1,526,823
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	4,575,000		4,162,747
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	5,405,000		4,971,789

Total Oil, Gas & Consumable Fuels					29,093,649

TOTAL ENERGY					29,865,603

FINANCIALS - 17.3%
Banks - 10.1%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	10,345,000		15,145,845	(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	5,330,000		8,558,717	(c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	9,000,000		9,867,366

Total Banks					33,571,928

Capital Markets - 6.2%
Goldman Sachs Group Inc., Senior Notes	3.625%	1/22/23	5,000,000		5,308,950	(c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	12,000,000		15,432,816	(c)

Total Capital Markets					20,741,766

Diversified Financial Services - 0.2%
CPUK Finance Ltd., Secured Notes	7.000%	8/28/20	490,000	GBP	689,258	(a)

Real Estate Investment Trusts (REITs) - 0.8%
Equinix Inc., Senior Notes	5.375%	4/1/23	1,265,000		1,328,667	(c)
Equinix Inc., Senior Notes	5.875%	1/15/26	160,000		172,800	(c)
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	165,000		174,488	(a)(c)
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	900,000		960,750	(c)

Total Real Estate Investment Trusts (REITs)					2,636,705

TOTAL FINANCIALS					57,639,657

HEALTH CARE - 2.1%
Health Care Providers & Services - 1.6%
DaVita HealthCare Partners Inc., Senior Notes	5.750%	8/15/22	1,500,000		1,590,000	(c)
HCA Inc., Senior Secured Notes	5.000%	3/15/24	845,000		889,363	(c)
HealthSouth Corp., Senior Notes	5.750%	11/1/24	1,060,000		1,105,050	(c)
Tenet Healthcare Corp., Senior Secured Notes	4.750%	6/1/20	845,000		862,956	(c)
Universal Health Services Inc., Senior Secured Notes	4.750%	8/1/22	1,000,000		1,032,500	(a)

Total Health Care Providers & Services					5,479,869

Pharmaceuticals - 0.5%
Capsugel SA, Senior Notes	7.000%	5/15/19	583,000		590,288	(a)(c)(e)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	915,000		908,137	(a)

Total Pharmaceuticals					1,498,425

TOTAL HEALTH CARE					6,978,294

INDUSTRIALS - 4.2%
Aerospace & Defense - 3.4%
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	9,000,000		9,930,357
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	1,236,000		1,327,084

Total Aerospace & Defense					11,257,441

Commercial Services & Supplies - 0.3%
Safway Group Holding LLC/Safway Finance Corp., Secured Notes	7.000%	5/15/18	1,065,000		1,090,294	(a)(c)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - 0.5%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	1,500,000		$1,535,625	(c)

TOTAL INDUSTRIALS					13,883,360

INFORMATION TECHNOLOGY - 5.8%
Electronic Equipment, Instruments & Components - 0.2%
Anixter Inc., Senior Notes	5.125%	10/1/21	470,000		498,200	(c)

Internet Software & Services - 0.2%
VeriSign Inc., Senior Notes	4.625%	5/1/23	800,000		827,000	(c)

Software - 3.1%
Microsoft Corp., Senior Notes	4.200%	11/3/35	9,000,000		10,260,828	(c)

Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc., Senior Notes	4.500%	2/23/36	2,820,000		3,196,005	(c)
Apple Inc., Senior Notes	4.650%	2/23/46	2,970,000		3,397,852	(c)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	6.020%	6/15/26	1,020,000		1,094,750	(a)

Total Technology Hardware, Storage & Peripherals					7,688,607

TOTAL INFORMATION TECHNOLOGY					19,274,635

MATERIALS - 2.5%
Chemicals - 1.2%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	1,480,000		1,258,000	(c)
Ineos Finance PLC, Senior Secured Bonds	4.000%	5/1/23	1,180,000	EUR	1,341,536	(a)(c)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	1,380,000		1,462,800	(a)(c)

Total Chemicals					4,062,336

Construction Materials - 0.4%
Cemex SAB de CV, Senior Secured Notes	7.250%	1/15/21	1,130,000		1,231,587	(a)

Containers & Packaging - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.250%	1/15/22	800,000	EUR	926,487	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	800,000		808,000	(a)(c)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	1,150,000		1,214,687	(a)

Total Containers & Packaging					2,949,174

TOTAL MATERIALS					8,243,097

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.4%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,670,000		2,449,725	(a)(c)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		199,000	(a)
Interoute Finco PLC, Senior Secured Bonds	7.375%	10/15/20	440,000	EUR	536,193	(a)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	810,000		832,275	(c)
Telecom Italia Capital SA, Senior Notes	6.375%	11/15/33	2,215,000		2,264,838	(c)
Unitymedia GmbH, Senior Notes	3.750%	1/15/27	350,000	EUR	370,757	(a)(c)
Wind Acquisition Finance SA, Senior Bonds	7.375%	4/23/21	1,350,000		1,346,625	(a)(c)

Total Diversified Telecommunication Services					7,999,413

Wireless Telecommunication Services - 1.3%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	350,000	EUR	403,039	(a)(c)
Matterhorn Telecom SA, Senior Secured Bonds	3.875%	5/1/22	520,000	EUR	575,791	(a)(c)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,000,000		1,876,260	(c)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	1,335,000		1,433,456	(c)

Total Wireless Telecommunication Services					4,288,546

TOTAL TELECOMMUNICATION SERVICES					12,287,959

UTILITIES - 1.6%
Electric Utilities - 0.4%
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	1,225,000	EUR	1,439,137	(a)(c)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000		$655,469

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp., Senior Notes	7.375%	7/1/21	1,000,000		1,140,000
Dynegy Inc., Senior Notes	7.375%	11/1/22	880,000		866,800

Total Independent Power and Renewable Electricity Producers					2,006,800

Water Utilities - 0.4%
Anglian Water (Osprey) Financing PLC, Senior Secured Notes	5.000%	4/30/23	950,000	GBP	1,300,924	(b)(c)

TOTAL UTILITIES					5,402,330

TOTAL CORPORATE BONDS & NOTES (Cost - $154,737,305)					170,066,676

MUNICIPAL BONDS - 0.9%
Georgia - 0.9%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	1,230,000		1,721,766	(c)
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	915,000		1,273,680	(c)

TOTAL MUNICIPAL BONDS (Cost - $2,421,525)					2,995,446

SENIOR LOANS - 0.9%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Adria Topco BV, EUR PIK Term Loan	9.000%	7/8/19	1,192,519	EUR	1,341,013	(e)(f)(g)

HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Capsugel Holdings U.S. Inc., USD Term Loan B	4.000%	7/31/21	1,808,078		1,812,222	(f)(g)

TOTAL SENIOR LOANS (Cost - $3,369,403)					3,153,235

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.9%
U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury Bonds (Cost - $5,620,049)	3.000%	11/15/45	5,255,000		6,186,633

			SHARES
COMMON STOCKS - 1.5%
CONSUMER DISCRETIONARY - 1.5%
Diversified Consumer Services - 1.5%
StoneMor Partners LP (Cost - $4,904,417)			196,000		5,168,520	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $496,678,778)					464,726,625

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 11.5%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $38,120,671)	0.460%	38,120,671	$38,120,671

TOTAL INVESTMENTS - 151.1% (Cost - $534,799,449#)			502,847,296
Mandatory Redeemable Preferred Stock, at Liquidation Value - (15.0)%			(50,000,000)
Liabilities in Excess of Other Assets - (36.1)%			(119,972,475)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$332,874,821

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
PLN	— Polish Zloty

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$227,686,174	—	$227,686,174
Collateralized Mortgage Obligations	—	49,469,941	—	49,469,941
Corporate Bonds & Notes	—	170,066,676	—	170,066,676
Municipal Bonds	—	2,995,446	—	2,995,446
Senior Loans	—	3,153,235	—	3,153,235
U.S. Government & Agency Obligations	—	6,186,633	—	6,186,633
Common Stocks	$5,168,520	—	—	5,168,520

Total Long-Term Investments	$5,168,520	$459,558,105	—	$464,726,625

Short-Term Investments†	38,120,671	—	—	38,120,671

Total Investments	$43,289,191	$459,558,105	—	$502,847,296

Other Financial Instruments:
Futures Contracts	$4,448,329	—	—	$4,448,329
Forward Foreign Currency Contracts	—	$3,658,962	—	3,658,962
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	402,751	—	402,751

Total Other Financial Instruments	$4,448,329	$4,061,713	—	$8,510,042

Total	$47,737,520	$463,619,818	—	$511,357,338

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$3,545,886	—	$3,545,886
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	232,800	—	232,800

Total	—	$3,778,686	—	$3,778,686

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,002,595
Gross unrealized depreciation	(52,954,748)

Net unrealized depreciation	$(31,952,153)

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	92	9/16	$12,210,460	$12,240,313	$29,853
U.S. Treasury Long-Term Bonds	416	9/16	68,147,524	72,566,000	4,418,476

Net unrealized appreciation on open futures contracts					$4,448,329

At July 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	52,500,000	USD	14,720,314	HSBC Bank USA, N.A.	8/5/16	$1,455,360
BRL	5,450,000	USD	1,669,822	HSBC Bank USA, N.A.	8/5/16	9,367
BRL	2,735,000	USD	833,714	HSBC Bank USA, N.A.	8/5/16	8,961
COP	2,465,000,000	USD	807,006	HSBC Bank USA, N.A.	8/5/16	(4,605)
USD	820,573	COP	2,465,000,000	HSBC Bank USA, N.A.	8/5/16	18,172
EUR	165,000	USD	183,605	Barclays Bank PLC	8/10/16	920
USD	461,715	EUR	410,000	Barclays Bank PLC	8/10/16	3,198
USD	314,342	EUR	285,000	Barclays Bank PLC	8/10/16	(4,383)
EUR	2,685,000	USD	3,076,245	Citibank, N.A.	8/10/16	(73,520)
EUR	170,000	USD	191,192	Citibank, N.A.	8/10/16	(1,075)
EUR	1,360,000	USD	1,499,964	Citibank, N.A.	8/10/16	20,970
EUR	510,000	USD	562,486	Citibank, N.A.	8/10/16	7,864
USD	1,019,686	EUR	890,000	Citibank, N.A.	8/10/16	24,370
USD	19,173,541	EUR	16,735,000	Citibank, N.A.	8/10/16	458,232
USD	15,404,138	EUR	13,445,000	Citibank, N.A.	8/10/16	368,146
USD	1,775,858	EUR	1,550,000	Citibank, N.A.	8/10/16	42,442
EUR	30,000	USD	34,246	HSBC Bank USA, N.A.	8/10/16	(696)
EUR	30,000	USD	33,309	HSBC Bank USA, N.A.	8/10/16	241
USD	789,306	EUR	715,000	HSBC Bank USA, N.A.	8/10/16	(10,302)
EUR	30,000	USD	34,107	Morgan Stanley	8/10/16	(557)
EUR	422,300	USD	476,158	Morgan Stanley	8/10/16	(3,886)
EUR	4,580,000	USD	5,093,200	Morgan Stanley	8/10/16	28,767
USD	2,455,293	EUR	2,160,000	Morgan Stanley	8/10/16	39,692
USD	798,206	EUR	720,000	Morgan Stanley	8/10/16	(6,994)
USD	797,212	EUR	720,000	Morgan Stanley	8/10/16	(7,988)
USD	1,198,003	EUR	1,075,000	Morgan Stanley	8/10/16	(4,205)
USD	794,167	EUR	720,000	Morgan Stanley	8/10/16	(11,033)
EUR	592,700	USD	651,836	UBS AG	8/10/16	11,000
USD	10,209,715	CAD	13,500,000	JPMorgan Chase & Co.	8/12/16	(130,784)
USD	49,673,576	CAD	63,600,000	Morgan Stanley	8/12/16	958,335
USD	29,052	NZD	40,000	Barclays Bank PLC	8/16/16	183
NZD	2,820,000	USD	2,053,806	HSBC Bank USA, N.A.	8/16/16	(18,577)
USD	1,964,020	NZD	2,780,000	HSBC Bank USA, N.A.	8/16/16	(42,340)
AUD	20,000	USD	14,904	Morgan Stanley	8/18/16	288
USD	780,894	AUD	1,080,000	Morgan Stanley	8/18/16	(39,460)
SEK	198,500,000	USD	24,504,781	HSBC Bank USA, N.A.	8/22/16	(1,285,555)
GBP	14,910,000	USD	21,532,724	Morgan Stanley	9/9/16	(1,787,886)
USD	2,296,246	GBP	1,590,000	Morgan Stanley	9/9/16	190,660
USD	1,596,673	MXN	30,385,000	Barclays Bank PLC	10/12/16	(11,849)
USD	12,246,506	MXN	233,100,000	JPMorgan Chase & Co.	10/12/16	(93,343)
USD	803,258	IDR	10,750,000,000	HSBC Bank USA, N.A.	10/27/16	(6,848)
BRL	2,785,000	USD	821,292	HSBC Bank USA, N.A.	11/8/16	11,794

Total						$113,076

Notes to Schedule of Investments (unaudited) (continued)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

At July 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
InterContinental Exchange (Markit CDX.NA.HY.26 Index)	396,000		6/20/21	5.000% quarterly	$17,488	$16,632	$856
InterContinental Exchange (Markit iTraxx Europe Crossover Index)	8,585,000	EUR	6/20/21	5.000% quarterly	766,432	364,537	401,895

Total					$783,920	$381,169	$402,751

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2016[4]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citigroup Global Markets Inc. (Federative Republic of Brazil, 4.250% due 1/7/25)	$685,000	6/20/21	2.87%	1.000% quarterly	$(58,094)	$(61,125)	$3,031
Citigroup Global Markets Inc. (Federative Republic of Brazil, 4.250% due 1/7/25)	690,000	6/20/21	2.87%	1.000% quarterly	(58,518)	(63,331)	4,813
Citigroup Global Markets Inc. (Federative Republic of Brazil, 4.250% due 1/7/25)	1,370,000	6/20/21	2.87%	1.000% quarterly	(116,188)	(121,263)	5,075

Total					$(232,800)	$(245,719)	$12,919

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation used in this table:

EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason BW Global Income Opportunities Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016